CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balances at Dec. 31, 2011	$ (16,594)	$ 26,385	$ 187	$ 1,349	$ (652)	$ 40	$ (17,518)
Balances, shares at Dec. 31, 2011		15,016	21,996		(535)
Issuance of Series D redeemable convertible preferred stock, value		44,885
Issuance of Series D redeemable convertible preferred stock, shares		8,582
Issuance of common stock upon exercise of stock options, value	214		7	207
Issuance of common stock upon exercise of stock options, shares			718
Issuance of common stock upon early exercise of stock options			529
Vesting of early exercised stock options	723		18	705
Repurchase of common stock, shares			(5)
Issuance of common stock upon exercise of warrants	182			182
Share-based compensation	9,725			9,725
Accretion of redeemable convertible preferred stock	(50)	50		(50)
Foreign currency translation adjustment	(40)					(40)
Net loss	(24,365)						(24,365)
Balances at Dec. 31, 2012	(30,205)	71,320	212	12,118	(652)		(41,883)
Balances, shares at Dec. 31, 2012		23,598	23,238		(535)
Issuance of common stock upon exercise of stock options, value	681		8	673
Issuance of common stock upon exercise of stock options, shares			765
Issuance of common stock upon early exercise of stock options			164
Vesting of early exercised stock options	861		9	852
Repurchase of common stock, shares			(457)
Share-based compensation	4,997			4,997
Accretion of redeemable convertible preferred stock	(49)	49		(49)
Unrealized gain on investment	10					10
Net loss	(22,571)						(22,571)
Balances at Dec. 31, 2013	(46,276)	71,369	229	18,591	(652)	10	(64,454)
Balances, shares at Dec. 31, 2013		23,598	23,710		(535)
Issuance of common stock upon initial public offering, net of offering costs	103,090		128	102,962
Issuance of common stock upon initial public offering, net of offering costs, shares			12,778
Issuance of common stock upon exercise of stock options, value	4,970		32	4,938
Issuance of common stock upon exercise of stock options, shares	3,516		3,207
Issuance of common stock upon early exercise of stock options			309
Vesting of early exercised stock options	1,512		5	1,507
Repurchase of common stock, shares	(4)		(4)
Issuance of common stock upon exercise of warrants			1	(1)
Share-based compensation	34,615			34,615
Accretion of redeemable convertible preferred stock	(18)	18		(18)
Foreign currency translation adjustment	(467)
Conversion of preferred stock to common stock upon initial public offering, value	71,387	(71,387)	343	71,044
Unrealized gain on investment	(71)
Conversion of preferred stock to common stock upon initial public offering, shares	34,300	(23,598)	34,323
Issuance of common stock for acquisition of Zopim Technologies Ptd Ltd.	10,892		9	10,883
Issuance of common stock for acquisition of Zopim Technologies Ptd Ltd., shares			902
Issuance of common stock for settlement of restricted stock units (RSUs)			5	(5)
Issuance of common stock for settlement of restricted stock units (RSUs), shares			517
Shares withheld related to net share settlement of RSUs, value	(2,118)		(1)	(2,117)
Shares withheld related to net share settlement of RSUs			(147)
Issuance of common stock in connection with employee stock purchase plans	3,271		4	3,267
Issuance of common stock in connection with employee stock purchase plans, shares			428
Issuance of common stock upon exercise of warrants, shares			111
Tax benefit from share-based award activity	334			334
Other comprehensive loss, net of income taxes	(538)					(538)
Net loss	(67,415)						(67,415)
Balances at Dec. 31, 2014	$ 113,706		$ 755	$ 246,000	$ (652)	$ (528)	$ (131,869)
Balances, shares at Dec. 31, 2014			76,134		(535)